Financial result (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial expenses
Loans and borrowings gross interest	$ (1,697)	$ (1,768)	$ (1,647)
Capitalized loans and borrowing costs	370	653	761
Derivative financial instruments	(533)	(484)	(3,553)
Indexation and exchange rate variation	(2,617)	(2,964)	(13,825)
Participative stockholders' debentures	(625)	(417)	965
Expenses of REFIS	(397)	(514)	(547)
Others	(924)	(631)	(600)
Total financial expenses	(6,423)	(6,125)	(18,446)
Financial income
Short-term investments	176	92	140
Derivative financial instruments	987	1,740	1,076
Indexation and exchange rate variation	1,939	6,058	6,465
Others	302	78	111
Total financial income	3,404	7,968	7,792
Financial results, net	(3,019)	1,843	(10,654)
Summary of indexation and exchange rate variation
Loans and borrowings	(257)	5,099	(10,460)
Others	(421)	(2,005)	3,100
Net	$ (678)	$ 3,094	$ (7,360)